Commitments and Contingencies (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 11, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013	Dec. 09, 2013 USD ($)
Commitments and Contingencies [Abstract]
Foreign Currency Exchange Rate, Translation			1.0887
Estimated off-hire time			18 days
Hull no. DY4050 and Hull no. DY4052
Number of newbuildings				2
Acquisition cost of vessels					$ 56,500,000
Hull DY4050
Acquisition cost of vessels					28,250,000
Newbuilding contract price installment	$ 5,592,661	$ 3,884,530
Remaining contracted newbuilding installments		18,772,809
Claim against the owning Company in respect of the third instalment			$ 18,000,000
Estimated legal costs			$ 1,000,000
Hull DY4052
Acquisition cost of vessels					$ 28,250,000
Newbuilding contract price installment	$ 5,592,661	3,884,530
Remaining contracted newbuilding installments		$ 18,772,809